OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative instruments, gain (loss) [Line Items]
Interest expense	$ (131,172)	$ (114,583)	$ (89,971)
Finance expense	(131,172)	(114,583)	(89,971)
Interest income	21,236	19,408	14,129
Finance income	21,236	19,408	14,129
Net foreign exchange (loss) gain	(177,645)	(65,479)	20,334
Inflation adjustment results	191,427	0	0
Change in fair value of financial assets	0	(1,057)	7,663
Others	15,837	(7,511)	(1,654)
Other financial income (expenses), net	(69,640)	(69,915)	37,957
Foreign exchange contract
Derivative instruments, gain (loss) [Line Items]
Derivative contract results	$ (99,259)	$ 4,132	$ 11,614